SCHEDULE OF CONTRACTUAL MATURITIES OF FINANCIAL LIABILITIES (Details)	Dec. 31, 2024 CAD ($)
IfrsStatementLineItems [Line Items]
Financial liabilities	$ 5,578,305
Trade Payables and Accrued Liabilities [Member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	2,399,187
Customer Deposits [Member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	466,295
Deferred Income [Member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	86,681
Derivative Liability [Member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	2,198,121
Lease liabilities [member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	428,021
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	5,236,292
Not later than one year [member] | Trade Payables and Accrued Liabilities [Member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	2,399,187
Not later than one year [member] | Customer Deposits [Member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	466,295
Not later than one year [member] | Deferred Income [Member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	18,542
Not later than one year [member] | Derivative Liability [Member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	2,198,121
Not later than one year [member] | Lease liabilities [member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	154,147
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	342,013
Later than one year and not later than five years [member] | Trade Payables and Accrued Liabilities [Member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Financial liabilities
Later than one year and not later than five years [member] | Customer Deposits [Member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Financial liabilities
Later than one year and not later than five years [member] | Deferred Income [Member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	68,139
Later than one year and not later than five years [member] | Derivative Liability [Member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Financial liabilities
Later than one year and not later than five years [member] | Lease liabilities [member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	$ 273,874